Financial Instruments - Summary of Company's Exposure to Currency Risk (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Currency Risk Exposure [line items]
Deferred income tax liabilities, net	$ (2,289)	$ (3,063)
Currency Risk [member]
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	15	22
Accounts receivable and other current and non-current assets	20	28
Accounts payable and accrued liabilities and non-current liabilities	(377)	(400)
Sales and indirect taxes recoverable	269	278
Income taxes receivable (payable), current and non-current	(143)	(167)
Deferred income tax liabilities, net	(2,268)	(2,939)
Currency Risk [member] | Canada, Dollars
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	1	5
Accounts receivable and other current and non-current assets	10	10
Accounts payable and accrued liabilities and non-current liabilities	(233)	(231)
Sales and indirect taxes recoverable	30	24
Income taxes receivable (payable), current and non-current	7	35
Deferred income tax liabilities, net	$ (173)	(270)
Possible exposure	10.00%
Impact on (loss) earnings excluding foreign currency exchange exposure related to taxes	$ 13
Impact on (loss) earnings from foreign exchange exposure related to taxes	108
Currency Risk [member] | Mexican Peso [member]
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	10	3
Accounts receivable and other current and non-current assets	10	18
Accounts payable and accrued liabilities and non-current liabilities	(95)	(112)
Sales and indirect taxes recoverable	213	174
Income taxes receivable (payable), current and non-current	(141)	(203)
Deferred income tax liabilities, net	$ (1,722)	(2,273)
Possible exposure	10.00%
Impact on (loss) earnings excluding foreign currency exchange exposure related to taxes	$ 9
Impact on (loss) earnings from foreign exchange exposure related to taxes	53
Currency Risk [member] | Argentine Peso [member]
Disclosure Of Currency Risk Exposure [line items]
Cash and cash equivalents	4	14
Accounts payable and accrued liabilities and non-current liabilities	(49)	(57)
Sales and indirect taxes recoverable	26	80
Income taxes receivable (payable), current and non-current	(9)	1
Deferred income tax liabilities, net	$ (373)	$ (396)
Possible exposure	25.00%
Impact on (loss) earnings excluding foreign currency exchange exposure related to taxes	$ 3
Impact on (loss) earnings from foreign exchange exposure related to taxes	$ 42